Statements of Changes In Shareholders' Equity (Deficit) - USD ($) $ in Thousands		Issued capital [member]		Capital reserve [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Beginning balance at Dec. 31, 2019		$ 6,555			$ (70)	$ (5,678)	$ 552	$ 1,359
Beginning balance, shares at Dec. 31, 2019	[1]	15,692,126
IfrsStatementLineItems [Line Items]
Net loss for the period						(5,921)	(32)	(5,953)
Remeasurement gain from defined benefit plans								13
Adjustments arising from translating financial statements of foreign operations					(1,269)			(1,269)
Net comprehensive loss for the period					(1,269)	(5,921)	(32)	(7,222)
Issuance of shares in private placement, net		$ 163						163
Issuance of shares in private placement, net, shares		277,779
Exercise of warrants		$ 98						98
Exercise of warrants, shares		182,142
Exercise of stock options		$ 39						39
Exercise of stock options, shares		123,386
Share based compensation (note 20 (b)(ix))								800
Issuance of shares in private placement, net (note 19 (H)(I))		$ 2,570						2,570
Issuance of shares in private placement, net (note 19 (H)(I)), shares		5,816,784
Issuance of warrants for services		$ 52						52
Issuance of warrants for services, shares
Issuance of shares for services (note 19 (C)(E)(J))		$ 168						168
Issuance of shares for services (note 14 (C)(E)(J)), shares		127,693
Issuance of stock options for services (note 20 (B)(ix))		$ 800						800
Issuance of stock options for services (note 20 (B)(ix)), shares
Ending balance at Dec. 31, 2020		$ 10,445			(1,339)	(11,599)	520	(1,973)
Ending balance, shares at Dec. 31, 2020	[2]	22,219,910
IfrsStatementLineItems [Line Items]
Net loss for the period						(39,239)	(1,051)	(40,290)
Remeasurement gain from defined benefit plans
Adjustments arising from translating financial statements of foreign operations					631		(76)	555
Net comprehensive loss for the period					631	(39,239)	(1,127)	(39,735)
Issuance of shares in private placement, net		$ 3,338						3,338
Issuance of shares in private placement, net, shares		1,305,662
Exercise of warrants		$ 12,929		(9,201)				3,728
Exercise of warrants, shares		2,514,693
Exercise of stock options		$ 742						742
Exercise of stock options, shares		286,223
Share based compensation (note 20 (b)(ix))		$ 843						843
Reclassification of warrant liability (note 17)				43,964				43,964
Ending balance at Dec. 31, 2021		$ 28,297		34,763	(708)	(50,838)	(607)	$ 10,907
Ending balance, shares at Dec. 31, 2021		26,326,488	[2]					26,326,488
IfrsStatementLineItems [Line Items]
Net loss for the period						(16,557)	(1,790)	$ (18,347)	[3],[4]
Remeasurement gain from defined benefit plans					10			10
Adjustments arising from translating financial statements of foreign operations					(936)			(936)
Net comprehensive loss for the period					(926)	(16,557)	(1,790)	(19,273)
Issuance of shares in respect of crowd funding (note 19(Q))
Issuance of shares in respect of crowd funding (note 19(Q)), shares		74,895
Issuance of shares in respect of Isramat deal (note 19(O))		$ 1,747						1,747
Issuance of shares in respect of Isramat deal (note 19(O)), shares		273,774
Issuance of shares in private placement, net		$ 3,004						3,004
Issuance of shares in private placement, net, shares		2,978,337
Exercise of warrants		$ 5,277		(3,900)				1,377
Exercise of warrants, shares		630,161
Exercise of stock options		$ 208						208
Exercise of stock options, shares		116,667
Exercise of RSU’s (note 19(R))
Exercise of RSU's (note 19(R)), shares		545,000
Expiration of warrants (note 17(A))		$ 51						51
Share based compensation (note 20 (b)(ix))		4,868						4,868
Ending balance at Dec. 31, 2022		$ 43,452		$ 30,863	$ (1,634)	$ (67,395)	$ (2,397)	$ 2,889
Ending balance, shares at Dec. 31, 2022		30,945,322						30,945,322

[1]	On August 13, 2021, the Board and the TSX-V approved a 1-for-3 reverse stock split, (the “Reverse Split”). Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these consolidated financial statements for all periods presented.
[2]	On August 13, 2021, the Board and the TSX-V approved a 1-for-3 reverse stock split, (the “Reverse Split”). Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these consolidated financial statements for all periods presented.
[3]	All non-current assets are located in the state of Israel.
[4]	All revenues are generated in the state of Israel.